Condensed Consolidated Statements of Cash Flows (Unaudited) - JPY (¥) ¥ in Millions		6 Months Ended
		Sep. 30, 2019	Sep. 30, 2018
Cash flows from operating activities:
Net income before attribution of noncontrolling interests		¥ 617,321	¥ 552,555
Adjustments to reconcile net income before attribution of noncontrolling interests to net cash provided by operating activities:
Depreciation and amortization		177,143	159,148
Impairment of goodwill		241,356
Impairment of intangible assets		2,334	667
Provision for (reversal of) credit losses		102,121	(71,060)
Investment securities gains—net	[1]	(11,654)	(422,998)
Foreign exchange losses—net		296,321	360,395
Equity in earnings of equity method investees—net		(165,487)	(140,014)
Provision for deferred income tax expense		117,448	68,680
Decrease (increase) in trading account assets, excluding foreign exchange contracts		(3,826,916)	73,602
Increase (decrease) in trading account liabilities, excluding foreign exchange contracts		2,235,832	(493,461)
Increase in collateral for derivative transactions		(16,491)	(546,434)
Increase in cash collateral for the use of Bank of Japan's settlement infrastructure		(54,018)	(60,462)
Other—net		(384,432)	(206,574)
Net cash used in operating activities		(669,122)	(725,956)
Cash flows from investing activities:
Proceeds from sales and maturities of Available-for-sale debt securities (including proceeds from sales of debt securities under the fair value option)		41,728,624	29,447,103
Purchases of Available-for-sale debt securities (including purchases of debt securities under the fair value option)		(39,378,784)	(27,222,037)
Proceeds from maturities of Held-to-maturity debt securities		326,466	377,310
Purchases of Held-to-maturity debt securities		(192,438)	(723,414)
Proceeds from sales and redemption of Equity securities (including proceeds from equity securities under the fair value option)		1,442,025	1,069,888
Purchases of Equity securities (including purchases of equity securities under the fair value option)		(1,627,850)	(1,264,444)
Purchase of common stock in Bank Danamon, an equity method investee of BK			(132,335)
Acquisition of Bank Danamon, a subsidiary of BK, net of cash acquired		(243,597)
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB, net of cash acquired		(249,354)
Net decrease in loans		789,756	507,521
Net decrease (increase) in call loans, funds sold, and receivables under resale agreements and securities borrowing transactions		(5,542,176)	289,196
Capital expenditures for premises and equipment		(47,119)	(60,694)
Purchases of intangible assets		(157,965)	(135,962)
Proceeds from sales of consolidated VIEs and subsidiaries—net		29,057	51,775
Other—net		91,756	58,278
Net cash provided by (used in) investing activities		(3,031,599)	2,262,185
Cash flows from financing activities:
Net increase (decrease) in deposits		17,803	(3,513,570)
Net increase in call money, funds purchased, and payables under repurchase agreements and securities lending transactions		1,958,302	583,900
Net increase (decrease) in due to trust account and other short-term borrowings		1,060,876	(135,693)
Proceeds from issuance of long-term debt		2,194,947	2,767,744
Repayments of long-term debt		(2,425,134)	(2,295,485)
Proceeds from sales of treasury stock		1,061	2,270
Dividends paid		(142,143)	(131,654)
Payments for acquisition of treasury stock		(21)	(59,640)
Other—net		205,134	(32,406)
Net cash provided by (used in) financing activities		2,870,825	(2,814,534)
Effect of exchange rate changes on cash and cash equivalents		(410,876)	233,918
Net decrease in cash and cash equivalents		(1,240,772)	(1,044,387)
Cash and cash equivalents at beginning of period		74,577,068	75,873,456
Cash and cash equivalents: Cash, due from banks and interest-earning deposits in other banks		73,328,173	74,820,970
Cash and cash equivalents: Restricted cash included in other assets		8,123	8,099
Cash and cash equivalents at end of period		73,336,296	74,829,069
Cash paid during the period for:
Interest		893,453	658,461
Income taxes, net of refunds		(17,473)	153,902
Non-cash investing and financing activities:
Assets acquired under finance lease arrangements		9,981	¥ 2,733
Assets acquired under operating lease arrangements		19,490
Acquisition of Bank Danamon, a subsidiary of BK (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		1,811,160
Fair value of liabilities assumed		1,242,115
Fair value of noncontrolling interests		51,314
Acquisition of FSI (formerly, Colonial First State Global Asset Management), subsidiaries of TB (Note 2):
Fair value of assets acquired, excluding cash and cash equivalents		336,030
Fair value of liabilities assumed		¥ 71,716

[1]	The following credit losses are included in Investment securities gains—net: Decline in fair value by ¥81 million and ¥582 million; Other comprehensive income—net by ¥4 million and ¥79 million; Total credit losses by ¥85 million and ¥661 million, for the six months ended September 30, 2018 and 2019, respectively.